1996 SEMIANNUAL REPORT

IDS Cash Management Fund

(icon of) piggy bank
The goal if IDS Cash Management Fund, a part of IDS Money Market Series, Inc., is to provide a maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

AMERICAN EXPRESS
Financial Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) piggy bank

A cache for cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about. For you, that translates into peace of mind, plus a competitive return on your money.

Contents
From the president                           3
From the portfolio manager                   3
Financial statements                         5
Notes to financial statements                8
Investments in securities                   16
Board members and officers                  20
IDS mutual funds                            21

To our shareholders

From the president
If You're an experienced investor, you know that 1995 was an unusually strong year for the U.S. financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to review periodically their long-term goals and assess whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager
IDS Cash Management Fund's yield fell slightly during the first half of its fiscal year (August 1995 through January 1996), tracking a decline in short-term interest rates that began last summer. For the seven-day period ended Jan. 31, 1996, the Fund's compound annualized yield was 5.10%, and the simple annualized yield was 4.99%. In keeping with its objective, the Fund maintained a stable $1 per share price throughout the six-month period. (Although the Fund seeks to maintain a stable $1 share price, there is no assurance that is will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.)

The decline in interest rates reversed a trend that had been in place since early 1994, when the Federal Reserve Board began raising short-term rates to temper economic growth and head off a potential run-up in the inflation rate. (The Fed adjusts short-term rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to moderate economic growth and thereby keep inflation in check.) The last of several rate increases came in January of 1995.

Fed changes course
By July, with evidence that economic growth was moderating while inflation was remaining under control, the Fed reversed policy and reduced short-term rates a bit. Two more of these so-called "easing" moves were to follow - one in December and one in January of this year.

While the effect was not dramatic, the rate reductions did lead to lower rates on the securities this Fund invests in and, ultimately, to a somewhat lower Fund yield. To counter that effect, we emphasized investments in securities with longer maturities. By last fall, the average maturity of the portfolio had reached approximately 45 days, compared with approximately 42 days at the beginning of the fiscal year.

Yields likely to decline again
However, this strategy did not alter our top priority of providing a stable cash investment for shareholders. Therefore, we maintained our conservative portfolio-management approach, which results in an exclusive focus on high-grade securities and only subtle shifts in portfolio structure.

For the second half of the fiscal year, we look for the economy to continue to grow at a modest pace while inflation remains unthreatening. In such a scenario, we think the Federal Reserve will keep to its policy of reducing short-term rates. If that proves true, we plan to maintain a longer-than-average portfolio maturity to counteract the likelihood of declining security yields.

Terry Fettig

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Jan. 31, 1996       $ 1.00
____________________________
July 31, 1995       $ 1.00
____________________________
Increase            $   --
____________________________
Distributions
Aug. 1, 1995-Jan. 31, 1996
____________________________
From income         $ 0.03
____________________________
From capital gains  $   --
____________________________
Total distributions $ 0.03
____________________________
Total return*        +2.6%**
____________________________
Class B
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Jan. 31, 1996       $ 1.00
____________________________
July 31, 1995       $ 1.00
____________________________
Increase            $   --
____________________________
Distributions
Aug. 1, 1995-Jan. 31, 1996
____________________________
From income         $ 0.02
____________________________
From capital gains  $   --
____________________________
Total distributions $ 0.02
____________________________
Total return*        +2.2%**
____________________________
Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Jan. 31, 1996       $ 1.00
____________________________
July 31, 1995       $ 1.00
____________________________
Increase            $   --
____________________________
Distributions
Aug. 31, 1995-Jan. 31, 1996
____________________________
From income         $ 0.03
____________________________
From capital gains  $   --
____________________________
Total distributions $ 0.03
____________________________
Total return*        +2.6%**
____________________________
  *The prospectus discusses the
   effects of sales charges, if any,
   on the various classes.
 **The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.
PAGE

                         Statement of assets and liabilities

                         IDS Cash Management Fund
                         Jan. 31, 1996
______________________________________________________________________________________________________________

                         Assets
______________________________________________________________________________________________________________
                                                                                                   (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $2,179,774,484)                                                                $2,179,774,484
Accrued interest receivable                                                                            2,120,036
_____________________________________________________________________________________________________________
Total assets                                                                                       2,181,894,520
_____________________________________________________________________________________________________________

                         Liabilities
____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                     21,480,990
Dividends payable to shareholders                                                                      1,720,233
Accrued investment management services fee                                                                35,080
Accrued distribution fee                                                                                   7,565
Accrued transfer agency fee                                                                               27,364
Accrued administrative services fee                                                                        3,284
Other accrued expenses                                                                                   266,284
_____________________________________________________________________________________________________________
Total liabilities                                                                                    23,540,800
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                                $2,158,353,720
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                               $   21,584,454
Additional paid-in capital                                                                         2,136,802,175
Undistributed net investment income                                                                          249
Accumulated net realized loss (Note 1)                                                                   (33,158)
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                          $2,158,353,720
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                           $1,908,072,485
                                             Class B                                           $  187,765,486
                                             Class Y                                           $   62,515,749
Net asset value per share of outstanding capital stock: Class A shares 1,908,130,742           $         1.00
                                                        Class B shares   187,788,487           $         1.00
                                                        Class Y shares    62,526,183           $         1.00

See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Cash Management Fund
                          Six months ended Jan. 31, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                     (Unaudited)
Income:
Interest                                                                                            $59,131,166
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                     3,020,015
Distribution fee - Class B                                                                               558,055
Transfer agency fee                                                                                    2,418,009
Incremental transfer agency fee - Class B                                                                  4,612
Administrative services fee                                                                              284,238
Compensation of board members                                                                              3,707
Compensation of officers                                                                                   8,166
Custodian fees                                                                                            72,848
Postage                                                                                                  228,607
Registration fees                                                                                        173,148
Reports to shareholders                                                                                  108,198
Audit fees                                                                                                15,625
Administrative                                                                                             7,011
Other                                                                                                     12,319
_____________________________________________________________________________________________________________
Total expenses                                                                                        6,914,558
_____________________________________________________________________________________________________________
Investment income -- net                                                                              52,216,608
_____________________________________________________________________________________________________________

                          Realized loss -- net
_____________________________________________________________________________________________________________
Net realized loss (Note 3)                                                                               (2,006)
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                                 $52,214,602
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE

                          Financial statements

                          Statements of changes in net assets
                          IDS Cash Management Fund
_____________________________________________________________________________________________________________


                          Operations and distributions                       Jan. 31, 1996         July 31, 1995
_____________________________________________________________________________________________________________
                                                                           Six months ended           Year ended
                                                                                  (Unaudited)
Investment income -- net                                                       $   52,216,608     $   73,765,640
Net realized gain (loss)                                                               (2,006)               755
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                               52,214,602         73,766,395
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                        (47,129,154)       (71,448,349)
   Class B                                                                         (3,270,395)          (871,329)
   Class Y                                                                         (1,817,758)        (1,445,224)
_____________________________________________________________________________________________________________

Total distributions                                                               (52,217,307)       (73,764,902)
_____________________________________________________________________________________________________________

                          Capital share transactions at constant $1 net asset value
_____________________________________________________________________________________________________________
Proceeds from sales
  Class A shares                                                                2,964,989,957      5,083,998,091
  Class B shares                                                                  230,554,362        145,099,672
  Class Y shares                                                                   72,656,964        149,989,216
Fund merger (Note 4)
  Class A shares                                                                           --         12,051,967
Reinvestment of distributions at net asset value
  Class A shares                                                                   45,755,789         68,543,809
  Class B shares                                                                    3,171,849            804,519
  Class Y shares                                                                    1,627,483          1,211,841
Payments for redemptions
  Class A shares                                                               (2,809,961,704)    (4,610,927,088)
  Class B shares (Note 2)                                                        (143,997,256)       (47,855,995)
  Class Y shares                                                                  (97,562,198)       (65,397,125)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                            267,235,246        737,518,907
_____________________________________________________________________________________________________________

Total increase in net assets                                                      267,232,541        737,520,400

Net assets at beginning of period                                              1,891,121,179      1,153,600,779
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of
  $249 and $948)                                                               $2,158,353,720     $1,891,121,179
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE
                         Notes to Financial Statements

                         IDS Cash Management Fund
                         (Unaudited as to Jan. 31, 1996)
__________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.
__________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $20
o Class B $21
o Class Y $20

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Class B shares were $181,781 for the six months ended Jan. 31, 1996.

The Fund has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time board members serve on the board. The retirement plan expense amounted to $4,860 for the six months ended Jan. 31, 1996.
__________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities aggregated $7,138,325,756 and $6,836,949,394, respectively, for the six months ended Jan. 31, 1996. Realized gains and losses are determined on an identified cost basis.
__________________________________________________________________________
4. Fund merger

Effective with the close of business on Nov. 18, 1994, IDS Planned Investment Account was acquired by IDS Cash Management Fund. The merger was accomplished by a tax free exchange of 12,051,967 shares of the IDS Cash Management Fund with a net asset value of $1 per share for net assets of $12,051,967 from the IDS Planned Investment Account.

IDS Cash Management Fund
______________________________________________________________________________
5. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,
Per share income and capital changes*

                                               Class A
                         1996**       1995    1994    1993     1992    1991

Net asset value,          $1.00      $1.00   $1.00   $1.00    $1.00   $1.00
beginning of period
                           Income from investment operations:
Net investment income       .03        .05     .03     .02     .04      .07


                           Less distributions:
Dividends from net         (.03)      (.05)   (.03)   (.02)   (.04)    (.07)
investment income

Net asset value,          $1.00      $1.00   $1.00   $1.00   $1.00    $1.00
end of period
                           Ratios/supplemental data
                                                Class A
                           1996**     1995    1994    1993     1992    1991

Net assets, end of period   $1,908  $1,707  $1,154  $1,053   $1,230  $1,655
(in millions)

Ratio of expenses to        .62%+      .73%   .94%#   .94%#    .91%    .77%
average daily net assets

Ratio of net income        5.18%+     4.99%  2.61%   2.36%    3.84%   6.55%
to average daily net assets

Total return                2.6%      5.0%    2.6%    2.4%    3.8%     6.7%


  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Six months ended Jan. 31, 1996 (Unaudited).
  #During the fiscal years ended July 31, 1993 and 1994, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses to average daily net assets would have been 0.97%.
  +Adjusted to an annual basis.

IDS Cash Management Fund
______________________________________________________________________________
Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,
Per share income and capital changes*

                              Class B               Class Y
                          1996***   1995**      1996***      1995**

Net asset value,             $1.00   $1.00        $1.00      $1.00
beginning of period
                           Income from investment operations:
Net investment income          .02     .02          .03        .02

                           Less distributions:
Dividends from net            (.02)  (.02)         (.03)      (.02)
investment income

Net asset value,             $1.00   $1.00        $1.00      $1.00
end of period
                           Ratios/supplemental data

                          1996***   1995**      1996***      1995**
                               Class B               Class Y

Net assets, end of period     $188   $98            $63         $86
(in millions)

Ratio of expenses to          1.38%+  1.41%+       .62%+       .65%+
average daily net assets

Ratio of net income           4.38%+  4.73%+       5.17%+     5.53%+
to average daily net assets

Total return                   2.2%    2.0%         2.6%       2.3%

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Inception date was March 20, 1995 for Class B and Class Y.
***Six months ended Jan. 31, 1996 (Unaudited).
  +Adjusted to an annual basis.

PAGE

                       Investments in securities

                       IDS Cash Management Fund                                               (Percentages represent value of
                       Jan. 31, 1996 (Unaudited)                                          investments compared to net assets)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                     Amount                     Value(a)
                                                             yield on                 payable at
                                                              date of                   maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
Certificates of deposit (3.8%)
Eurodollar
ABN Amro Yankee
03-18-96                                                         5.28%                $21,000,000                   $21,000,266
Canadian Imperial Bank Yankee
03-11-96                                                         5.48                  25,000,000                    25,000,447
03-11-96                                                         5.50                  15,000,000                    15,000,000
04-04-96                                                         6.37                  10,000,000                    10,004,844
01-09-97                                                         5.50                  10,000,000                    10,000,000

_____________________________________________________________________________________________________________________________
Total certificates of deposit
(Cost: $81,005,557)                                                                                                   81,005,557
_____________________________________________________________________________________________________________________________
Commercial paper (70.6%)
Automotive & related (0.7%)
Ford Motor Credit
03-01-96                                                         5.59                   7,400,000                      7,367,035
03-04-96                                                         5.44                   7,700,000                      7,662,972
                                                                                                                   _____________
Total                                                                                                                 15,030,007
______________________________________________________________________________________________________________________________
Banks and savings & loans (8.7%)
ABN Amro Canada
03-18-96                                                         5.69                  15,000,000                     14,892,552
ABN Amro North Amer Finance
02-22-96                                                         5.46                   8,000,000                      7,974,660
Commerzbank US Finance
04-22-96                                                         5.35                   6,000,000                      5,928,720
First Chicago
02-16-96                                                         5.31                  10,000,000 (c)                  9,999,773
Fleet Funding
02-02-96                                                         5.68                   2,900,000 (b)                  2,899,545
03-15-96                                                         5.45                   2,500,000 (b)                  2,483,875
Morgan Guaranty Trust
10-30-96                                                         6.00                  10,000,000                     10,000,000
Natl Australia Funding (Delaware)
02-12-96                                                         5.64                   3,500,000                      3,494,011
04-08-96                                                         5.43                   5,300,000                      5,247,130
NationsBank
04-03-96                                                         5.43                  13,000,000                     13,000,112
04-08-96                                                         5.42                  20,000,000                     20,000,000
04-11-96                                                         5.44                  25,000,000                     25,000,000
07-09-96                                                         5.50                  20,000,000                     20,000,000
PNC Bank
12-20-96                                                         5.56                  10,000,000 (c)                  9,996,578
SBT Funding
02-27-96                                                         5.80                  11,708,000 (b)                 11,659,548

See accompanying notes to investments in securities.

PAGE

Societe Generale North Amer
03-13-96                                                         5.48                  14,000,000                     13,913,422
04-16-96                                                         5.44                  10,800,000                     10,679,400
                                                                                                                   _____________
Total                                                                                                                187,169,326
_____________________________________________________________________________________________________________________________
Beverages & tobacco (0.2%)
Coca-Cola
04-26-96                                                         5.27                   5,000,000                     4,938,611

_____________________________________________________________________________________________________________________________
Brokers dealers (13.8%)
Goldman Sachs Group
02-05-96                                                         5.78                  22,000,000                     21,986,018
02-06-96                                                         5.78                  12,100,000                     12,090,387
02-08-96                                                         5.76                  20,000,000                     19,977,833
02-09-96                                                         5.79                  26,400,000                     26,366,443
04-12-96                                                         5.45                  12,000,000                     11,872,910
05-14-96                                                         5.40                  15,000,000                     14,772,541
Merrill Lynch
04-12-96                                                         5.46                  14,000,000                     13,851,452
04-25-96                                                         5.24                  19,200,000                     18,967,936
04-26-96                                                         5.32                  18,400,000                     18,171,917
05-09-96                                                         5.40                  20,000,000                     19,711,444
05-13-96                                                         5.39                  19,000,000                     18,714,683
06-20-96                                                         5.15                  10,000,000                      9,803,611
Morgan Stanley
Group
02-12-96                                                         5.55                     500,000                        499,157
02-26-96                                                         5.61                  13,200,000                     13,149,125
03-06-96                                                         5.45                  29,800,000                     29,647,457
03-11-96                                                         5.52                  15,000,000                     14,911,275
04-29-96                                                         5.36                  20,000,000                     19,741,867
07-30-96                                                         5.19                  14,000,000                     13,645,800
                                                                                                                   _____________
Total                                                                                                                297,881,856
_____________________________________________________________________________________________________________________________
Commercial finance (2.4%)
PACCAR Financial
02-27-96                                                         5.74                  11,000,000                     10,955,114
03-14-96                                                         5.65                  10,000,000                      9,935,017
USL Capital
02-16-96                                                         5.77                  19,000,000                     18,954,875
02-23-96                                                         5.52                  11,630,000                     11,591,052
                                                                                                                   _____________
Total                                                                                                                 51,436,058
_____________________________________________________________________________________________________________________________
Consumer finance-personal loans (0.8%)
Household Finance
02-15-96                                                         5.50                   6,100,000                      6,087,024
03-01-96                                                         5.45                  10,000,000                      9,956,339
                                                                                                                   _____________
Total                                                                                                                 16,043,363
_____________________________________________________________________________________________________________________________
Energy (2.1%)
Alabama Power
02-06-96                                                         5.72                  21,445,000                     21,428,142

02-27-96                                                         5.61                  23,126,000                     23,032,865
                                                                                                                   _____________
Total                                                                                                                 44,461,007
_____________________________________________________________________________________________________________________________
Financial services (17.8%)
Amer General Capital Services
03-11-96                                                         5.48                  17,900,000 (b)                 17,794,703
Associates
North Amer
02-22-96                                                         5.44                   3,700,000                      3,688,302
03-01-96                                                         5.50                   4,800,000                      4,778,888
Beneficial
02-08-96                                                         5.71                   8,900,000                      8,890,205
03-04-96                                                         5.50                  25,000,000                     24,878,667
CAFCO
02-02-96                                                         5.71                  12,300,000                     12,298,059
02-26-96                                                         5.61                  16,400,000 (b)                 16,336,792
03-21-96                                                         5.46                  10,000,000 (b)                  9,926,500
04-02-96                                                         5.38                  15,000,000 (b)                 14,864,529
Ciesco LP
03-20-96                                                         5.40                  10,400,000 (b)                 10,325,813
03-21-96                                                         5.39                  10,000,000                      9,927,180
04-30-96                                                         5.32                  13,000,000                     12,831,271
CIT Group Holdings
02-09-96                                                         5.76                   8,100,000                      8,089,758
02-26-96                                                         5.51                  25,000,000                     24,905,035
Commercial Credit
02-22-96                                                         5.45                  11,200,000                     11,164,524
Dean Witter, Discover
02-15-96                                                         5.76                  17,000,000                     16,962,449
02-29-96                                                         5.46                   6,200,000                      6,173,815
03-01-96                                                         5.46                  25,000,000                     24,890,646
General Electric
04-02-96                                                         5.42                  17,815,000                     17,653,502
General Electric
Capital
03-05-96                                                         5.44                  20,000,000                     19,900,817
05-06-96                                                         6.39                  10,000,000                     10,000,000
General Electric
Capital Services
02-08-96                                                         5.73                  13,800,000                     13,784,759
Transamerica Financial
02-12-96                                                         5.51                   6,700,000                      6,688,781
03-01-96                                                         5.51                  19,200,000                     19,115,397
03-06-96                                                         5.49                  14,600,000                     14,524,851
03-08-96                                                         5.45                   9,500,000                      9,448,605
05-09-96                                                         5.28                  12,000,000                     11,830,133
USAA Capital
02-22-96                                                         5.69                   6,200,000                      6,179,638
02-23-96                                                         5.70                  16,200,000                     16,144,263
                                                                                                                  ______________
Total                                                                                                                383,997,882
_____________________________________________________________________________________________________________________________
Food (4.4%)
Campbell Soup
02-20-96                                                         5.73                  11,500,000 (b)                 11,465,890
Cargill Global Funding
02-20-96                                                         5.51                  14,300,000 (b)                 14,258,641
03-15-96                                                         5.66                   7,600,000 (b)                  7,549,346
03-21-96                                                         5.55                   9,600,000 (b)                  9,528,525
CPC Intl
05-23-96                                                         5.39                  20,000,000 (b)                 19,671,467
06-11-96                                                         5.31                   5,141,000 (b)                  5,043,721
Sara Lee
03-27-96                                                         5.44                  11,000,000                     10,909,754
Sysco
02-14-96                                                         5.73                  10,000,000 (b)                  9,979,597
02-29-96                                                         5.72                   6,700,000 (b)                  6,670,557
                                                                                                                  ______________
Total                                                                                                                 95,077,498
_____________________________________________________________________________________________________________________________
Health care (2.2%)
Amgen
02-16-96                                                         5.73                  10,000,000                      9,976,458
Glaxo Wellcome
02-20-96                                                         5.74                   8,200,000 (b)                  8,175,548
02-21-96                                                         5.73                  20,000,000 (b)                 19,937,222
Sandoz
03-13-96                                                         5.63                  10,000,000                      9,936,792
                                                                                                                  ______________
Total                                                                                                                 48,026,020
_____________________________________________________________________________________________________________________________
Industrial transportation (0.7%)
Norfolk Southern
03-22-96                                                         5.46                  14,364,000 (b)                14,256,270
_____________________________________________________________________________________________________________________________
Insurance (4.2%)
Aon
02-23-96                                                         5.74                  10,000,000                      9,965,289
02-26-96                                                         5.78                  10,000,000                      9,960,278
03-22-96                                                         5.55                   1,000,000                        992,403
Lincoln Natl
02-21-96                                                         5.51                   9,000,000 (b)                  8,972,600
SAFECO Credit
03-26-96                                                         5.40                  20,000,000                     19,839,500
03-28-96                                                         5.40                  20,000,000                     19,833,556
04-03-96                                                         5.40                  22,000,000                     21,797,673
                                                                                                                  ______________
Total                                                                                                                 91,361,299
_____________________________________________________________________________________________________________________________
Media (4.8%)
Gannett
02-16-96                                                         5.53                  20,000,000 (b)                 19,954,167
04-10-96                                                         5.40                  25,000,000 (b)                 24,744,604
04-12-96                                                         5.36                  18,000,000 (b)                 17,811,850
04-18-96                                                         5.34                  11,000,000 (b)                 10,876,009
Reed Elsevier
02-07-96                                                         5.54                  11,700,000 (b)                 11,689,256
02-09-96                                                         5.50                  10,170,000 (b)                 10,157,615
02-23-96                                                         5.46                   9,200,000 (b)                  9,169,471
                                                                                                                  ______________
Total                                                                                                                104,402,972
_____________________________________________________________________________________________________________________________
Retail (2.2%)
Colgate Palmolive
03-12-96                                                         5.47                  10,700,000 (b)                 10,635,562
Penney (JC)
Funding
02-16-96                                                         5.74                  12,800,000                     12,769,707
02-23-96                                                         5.74                  15,000,000                     14,948,208
03-13-96                                                         5.66                  10,000,000                      9,936,450
                                                                                                                  ______________
Total                                                                                                                 48,289,927
_____________________________________________________________________________________________________________________________
Utilities - electric (1.2%)
Bayshore Fuel
02-22-96                                                         5.74                  19,133,000                     19,069,718
Gateway Fuel
02-14-96                                                         5.76                   7,096,000                      7,081,394
                                                                                                                  ______________
Total                                                                                                                 26,151,112
______________________________________________________________________________________________________________________________
Utilities - gas (2.3%)
Michigan Consolidated Gas
02-29-96                                                         5.46                  10,000,000                      9,957,767
03-08-96                                                         5.66                   5,000,000                      4,972,100
03-29-96                                                         5.39                  10,000,000                      9,915,450
Northern States Power
02-28-96                                                         5.49                   6,000,000                      5,975,475
02-29-96                                                         5.50                  10,000,000                      9,957,533
Southern California Gas
03-29-96                                                         5.38                   8,503,000 (b)                  8,431,242
                                                                                                                  ______________
Total                                                                                                                 49,209,567
_____________________________________________________________________________________________________________________________
Utilities - telephone (2.1%)
AT&T
05-30-96                                                         5.31                  15,900,000                     15,626,171
BellSouth Capital Funding
02-12-96                                                         5.53                  20,000,000                     19,966,389
GTE North
02-20-96                                                         5.73                  10,200,000 (b)                 10,169,477
                                                                                                                  ______________
Total                                                                                                                 45,762,037
_____________________________________________________________________________________________________________________________
Total commercial paper
(Cost: $1,523,494,812)                                                                                             1,523,494,812
_____________________________________________________________________________________________________________________________
Letters of credit (26.6%)
ABN Amro-
Sci Systems
02-12-96                                                         5.56                  16,000,000                    15,972,965
02-13-96                                                         5.55                  10,000,000                     9,981,600
ABN Amro-
U.S. Prime Properties
02-02-96                                                         5.81                   9,000,000                     8,998,563
03-07-96                                                         5.71                  12,000,000                    11,934,317
03-14-96                                                         5.68                  14,000,000                    13,908,533
Bank of Amer-
AES Barbers Point
02-09-96                                                         5.70                  11,000,000                    10,986,213
04-04-96                                                         5.46                  10,000,000                     9,905,675
04-11-96                                                         5.42                  20,000,000                    19,791,944
Barclays Bank-
Banamex
04-03-96                                                         5.41                  15,000,000                    14,861,792
04-09-96                                                         5.45                  10,000,000                     9,898,378
Barclays Bank-
Banco Real
04-17-96                                                         5.42                  25,000,000                    24,717,639
04-29-96                                                         5.37                  15,000,000                    14,805,667
Barclays Bank-
Corporacion Andina De Forento
02-23-96                                                         5.50                  21,500,000                    21,428,130
Canadian Imperial Bank-
Commed Fuel
04-11-96                                                         5.36                  13,408,000                    13,269,823
Credit Agricole-
Louis Dreyfus
02-13-96                                                         5.56                  20,000,000                    19,963,133
02-21-96                                                         5.47                  10,000,000                     9,969,722
03-04-96                                                         5.48                  15,000,000                    14,927,333
03-12-96                                                         5.52                  25,000,000                    24,848,056
Credit Suisse-
Cofco Capital
02-14-96                                                         5.76                  15,000,000                    14,969,125
02-26-96                                                         5.77                  11,800,000                    11,753,210
03-18-96                                                         5.56                   8,000,000                     7,943,982
03-18-96                                                         5.69                  10,300,000                    10,226,166
Credit Suisse-
Peregrine
02-26-96                                                         5.50                  15,000,000                    14,943,021
Credit Suisse-
Sinochem
02-21-96                                                         5.50                  11,600,000                    11,564,749
03-19-96                                                         5.45                  16,000,000                    15,887,200
Credit Suisse-
Sunkyong
02-12-96                                                         5.80                  10,900,000                    10,881,016
First Chicago-
Commed Fuel
03-18-96                                                         5.42                  13,404,000                    13,311,855
05-09-96                                                         5.26                  16,374,000                    16,143,108
Societe Generale-
Michelin Tire
02-23-96                                                         5.50                  15,000,000                   14,949,858
Swiss Bank-
Omnicom
02-07-96                                                         5.58                  10,000,000                     9,990,750
02-22-96                                                         5.50                  10,000,000                     9,968,092
02-23-96                                                         5.50                  10,000,000                     9,966,572
Swiss Bank-
Pemex Capital
04-23-96                                                         5.37                  10,000,000                     9,879,278
Toronto Dominion Bank-
Franciscan Services
02-16-96                                                         5.53                  34,250,000                    34,171,510
Union Bank Switzerland-
Oyster Creek Fuel
02-01-96                                                         5.78                  24,025,000                    24,025,000
02-12-96                                                         5.78                  11,400,000                    11,380,075
Union Bank Switzerland-
River Fuel Trust 1
03-15-96                                                         5.42                  18,598,000                    18,478,487
Westdeutsche Landesbank-
Beal Cayman Ltd Brazil
02-29-96                                                         5.78                   5,000,000                     4,977,911
04-25-96                                                         5.44                  20,000,000                    19,749,867
Westdeutsche Landesbank-
Petroleos de Venezuela
03-08-96                                                         5.70                  10,000,000                     9,943,800

_____________________________________________________________________________________________________________________________
Total letters of credit
(Cost: $575,274,115)                                                                                                 575,274,115
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $2,179,774,484)(d)                                                                                         $2,179,774,484
_____________________________________________________________________________________________________________________________
Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
    Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
    This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 1996.
(d) Also represents the approximate cost of securities for federal income tax purposes at Jan. 31, 1996.

PAGE
Board members and officers
Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and or/employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010